Other income (expense), net - Additional information (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 23, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other income (expense), net
Increase (decrease) In other income (expense), net		€ (629,100)
Other income (expense), net		(15,602)	€ 613,538	€ 267
YOOX Net-a-Porter Group S.p.A (YNAP)
Other income (expense), net
Bargain purchase gain	€ 623,531	€ 623,500